Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
OPERATING ACTIVITIES
Net income	$ 718,986	$ 706,624	$ 636,748
Loss (income) from discontinued operations	42,375	(9,129)	(9,809)
Income from continuing operations	761,361	697,495	626,939
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation, including amounts charged to cost of goods sold	113,765	89,659	67,992
Amortization, including amounts charged to interest expense	26,750	17,310	17,456
Provision for doubtful accounts	23,058	37,878	41,698
Provision for deferred income taxes	61,278	194,797	83,400
Share-based compensation	25,954	27,279	29,749
Loss on disposal of property and equipment	249	855	8,816
Other, including intangible asset impairments	(9,433)	5,758	9,206
Changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	71,510	(23,934)	62,445
Merchandise inventories	(116,174)	(228,303)	(241,252)
Prepaid expenses and other assets	49,716	(26,284)	10,545
Accounts payable, accrued expenses, and income taxes	416,100	388,687	386,364
Other liabilities	(7,177)	(3,799)	(21,983)
Net cash provided by operating activities-continuing operations	1,416,957	1,177,398	1,081,375
Net cash (used in) provided by operating activities-discontinued operations	(111,508)	(9,450)	27,249
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,305,449	1,167,948	1,108,624
INVESTING ACTIVITIES
Capital expenditures	(133,292)	(156,142)	(175,687)
Cost of acquired companies, net of cash acquired	(775,670)	(45,380)	0
Proceeds from sales of property and equipment	23	868	135
Net cash used in investing activities-continuing operations	(908,939)	(200,654)	(175,552)
Net cash used in investing activities-discontinued operations	(39,010)	(11,764)	(8,819)
NET CASH USED IN INVESTING ACTIVITIES	(947,949)	(212,418)	(184,371)
FINANCING ACTIVITIES
Long-term debt borrowings	499,290	0	396,696
Long-term debt repayments	(447,326)	0	(7,664)
Borrowings under revolving and securitization credit facilities	60,500	35,026	2,822
Repayments under revolving and securitization credti facilities	(60,500)	(35,068)	(37,497)
Purchases of common stock	(1,162,246)	(840,577)	(470,356)
Exercises of stock options, including excess tax benefits of $25,703, $39,711, and $21,036 in fiscal 2012, 2011, and 2010 respectively	115,224	155,531	132,719
Cash dividends on common stock	(132,760)	(117,624)	(90,622)
Debt issuance costs and other	(10,658)	(7,439)	(9,907)
Net cash used in financing activities-continuing operations	(1,138,476)	(810,151)	(83,809)
Net cash provided by (used in) financing activities-discontinued operations	21,594	22,429	(191,630)
NET CASH USED IN FINANCING ACTIVITIES	(1,116,882)	(787,722)	(275,439)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(759,382)	167,808	648,814
Cash and cash equivalents at beginning of year	1,825,990	1,658,182	1,009,368
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,066,608	$ 1,825,990	$ 1,658,182